Note 8 - Property and Equipment and Leases	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of property and equipment and leases [text block]
8.	PROPERTY AND EQUIPMENT AND LEASES

As at
December 31, 2020,
the Company had the following property and equipment:

Cost	Office and computer equipment	Exploration camp and equipment	Right of use asset ( see Leases below )	Total
Balance, January 1, 2019	$470	$-	$-	$470
Additions	13	341	550	904
Balance, December 31, 2019	483	341	550	1,374
Additions	4	70	-	74
Balance, December 31, 2020	$487	$411	$550	$1,448

Accumulated depreciation	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
Balance, January 1, 2019	$435	$-	$-	$435
Amortization	14	52	92	158
Balance, December 31, 2019	449	52	92	593
Amortization	11	59	110	180
Balance, December 31, 2020	$460	$111	$202	$773

Carrying amounts	Office and computer equipment	Exploration camp and equipment	Right of use asset	Total
At December 31, 2019	$34	$289	$458	$781
At December 31, 2020	$27	$300	$348	$675

Lease obligation

Minimum lease payments in respect of lease obligation and the effect of discounting are as follows:

December 31,
2020
Undiscounted minimum lease payments
Less than one year	$153
Two to three years	306
Four to five years	160
Thereafter	-
619
Effect of discounting	(143)
Present value of minimum lease payments - total lease obligation	476
Less: current portion	(93)
Long-term lease obligation	$383

For the year ended
December 31, 2020,
the Company recognized
$64
of interest expense on the lease obligation included in ‘General Office Expense' (
December 31, 2019:
$67
).